Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of modified and forborne loans (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Amortized costs of financial assets modified during the period	$ 15,049,918	$ 9,732,238
Net modification	$ 481,123	$ 1,215,258